VESSELS AND EQUIPMENT, NET - Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 1,922,200	$ 1,658,900
Less: Accumulated depreciation	(44,681)	(300,302)
Total vessels and equipment, net	1,893,407	1,383,677
Vessels
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	1,937,443	1,683,596
Office equipment and fittings
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 645	$ 383